Note 12 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 1,091,048	$ 1,088,984
Goodwill acquired during the year	936,122	22,491
Other items	0	2
Foreign exchange	(31,579)	(20,429)
Goodwill disposed during the year	(7,052)
Balance	1,988,539	1,091,048
Goodwill	2,018,122
Accumulated impairment loss	(29,583)
Goodwill, Ending Balance	1,988,539	1,091,048
Investment Management [Member]
Balance	379,321	380,292
Goodwill acquired during the year	735,011	0
Other items	(2,410)	0
Foreign exchange	(1,904)	(971)
Goodwill disposed during the year	0
Balance	1,110,018	379,321
Goodwill	1,110,018
Accumulated impairment loss	0
Goodwill, Ending Balance	1,110,018	379,321
Americas [Member]
Balance	359,945	337,727
Goodwill acquired during the year	35,221	22,491
Other items	0	2
Foreign exchange	(71)	(275)
Goodwill disposed during the year	0
Balance	395,095	359,945
Goodwill	421,366
Accumulated impairment loss	(26,271)
Goodwill, Ending Balance	395,095	359,945
EMEA [Member]
Balance	259,764	275,546
Goodwill acquired during the year	135,061	0
Other items	2,410	0
Foreign exchange	(21,118)	(15,782)
Goodwill disposed during the year	(7,052)
Balance	369,065	259,764
Goodwill	372,377
Accumulated impairment loss	(3,312)
Goodwill, Ending Balance	369,065	259,764
Asia Pacific [Member]
Balance	92,018	95,419
Goodwill acquired during the year	30,829	0
Other items	0	0
Foreign exchange	(8,486)	(3,401)
Goodwill disposed during the year	0
Balance	114,361	92,018
Goodwill	114,361
Accumulated impairment loss	0
Goodwill, Ending Balance	$ 114,361	$ 92,018